Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements of EarthLink for the three months ended March 31, 2012 and 2013 and the related footnote information are unaudited and have been prepared on a basis consistent with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 as filed with the Securities and Exchange Commission (the “SEC”) (the “Annual Report”).

These financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto contained in the Annual Report.  In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) which management considers necessary to present fairly the Company’s financial position, results of operations and cash flows for the interim periods presented.  The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results anticipated for the entire year ending December 31, 2013.

Basis of Consolidation

The accompanying condensed consolidated financial statements of EarthLink include the accounts of its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated.

Discontinued Operations

 The operating results of the Company's telecom systems business acquired as part of ITC^DeltaCom, Inc. ("ITC^DeltaCom") have been separately presented as discontinued operations for all periods presented. See Note 6, "Discontinued Operations," for further discussion.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results may differ from those estimates.

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.